PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

	December 31,
	2020	2019
Cost:

Machinery and manufacturing equipment, net (1)	$304,679	$276,222
Office equipment and furniture	26,807	21,933
Motor vehicles	4,533	2,263
Buildings and leasehold improvements	139,361	119,552
Prepaid expenses related to operating lease (2)	939	939

	476,319	420,909

Accumulated depreciation:

Machinery and manufacturing equipment, net	185,133	159,351
Office equipment and furniture	18,571	16,087
Motor vehicles	3,362	1,356
Buildings and leasehold improvements	46,226	39,205
Prepaid expenses related to operating lease	144	134

	253,436	216,133

Depreciated cost	$222,883	$204,776

(1)	Presented net of investment grants received in the total amount of $8,420.

(2)

Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term). See also Note 14d.

During 2019 the Company recorded an amortization in the amount of approximately $1,200 of machinery and equipment with no future alternative use.

Depreciation expense were $28,829, $28,587 and $26,350 for the years ended December 31, 2020, 2019 and 2018, respectively.